CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW
Cash flows from operating activities
Net loss	$ (19,251,000)	(20,999,000,000)	(19,751,000,000)	(20,540,000,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	5,149,000	5,617,000,000	7,832,000,000	8,339,000,000
Allowance for accounts receivable and other receivables	90,000	98,000,000	28,000,000	213,000,000
Impairment loss on intangible assets	1,000	1,000,000	5,822,000,000	14,569,000,000
Impairment losses on property plant & equipment	4,000	4,000,000
Provision (reversal) for accrued severance benefits	(55,000)	(60,000,000)	67,000,000	96,000,000
Equity loss on investments, net			18,000,000	333,000,000
Gain on disposition of intangible assets			(100,000,000)
Loss (gain) on foreign currency transactions	(69,000)	(75,000,000)	68,000,000	93,000,000
Loss (gain) on disposition of property and equipment	(5,000)	(5,000,000)	23,000,000	(7,000,000)
Gain on disposal of equity method investment				(528,000,000)
Others	(3,000)	(3,000,000)	(1,122,000,000)	7,000,000
Changes in operating assets and liabilities:
Accounts receivable	243,000	265,000,000	1,660,000,000	(1,611,000,000)
Other assets	3,691,000	4,026,000,000	834,000,000	76,000,000
Accounts payable	(1,560,000)	(1,702,000,000)	(636,000,000)	(795,000,000)
Accrued expenses	191,000	208,000,000	(344,000,000)	179,000,000
Deferred revenue	(1,576,000)	(1,719,000,000)	517,000,000	45,000,000
Income tax payable	(31,000)	(34,000,000)	(102,000,000)	(67,000,000)
Deferred income taxes	7,950,000	8,673,000,000	2,474,000,000	(1,025,000,000)
Payment of severance benefits	(92,000)	(100,000,000)	(444,000,000)	(190,000,000)
Other liabilities	(313,000)	(342,000,000)	(88,000,000)	87,000,000
Net cash used in operating activities	(5,636,000)	(6,147,000,000)	(3,244,000,000)	(726,000,000)
Cash flows from investing activities
Decrease in short term financial instruments	41,255,000	45,005,000,000	39,500,000,000	30,000,000,000
Increase in short term financial instruments	(38,042,000)	(41,500,000,000)	(40,000,000,000)	(32,500,000,000)
Decrease in short-term loans receivables	33,000	36,000,000	71,000,000	176,000,000
Proceeds from disposal of equity method investments			579,000,000	913,000,000
Purchase of property and equipment	(314,000)	(342,000,000)	(620,000,000)	(1,473,000,000)
Proceeds from disposal of property and equipment	14,000	15,000,000	17,000,000	8,000,000
Increase in capitalized software development costs			(946,000,000)	(2,842,000,000)
Reduction in cash balances upon deconsolidation of subsidiaries				(23,000,000)
Decrease in leasehold deposits	303,000	330,000,000	82,000,000	139,000,000
Disposal of other non-current assets			23,000,000	237,000,000
Others, net	(56,000)	(61,000,000)	60,000,000	173,000,000
Net cash provided by (used in) investing activities	3,193,000	3,483,000,000	(1,234,000,000)	(5,192,000,000)
Cash flows from financing activities
Proceeds from borrowings				353,000,000
Repayment of borrowings	(132,000)	(144,000,000)	(619,000,000)	(228,000,000)
Net cash provided by (used in) financing activities	(132,000)	(144,000,000)	(619,000,000)	125,000,000
Effect of exchange rate changes on cash and cash equivalents	(29,000)	(32,000,000)	(136,000,000)	(182,000,000)
Net decrease in cash and cash equivalents	(2,604,000)	(2,840,000,000)	(5,233,000,000)	(5,975,000,000)
Cash and cash equivalents
Beginning of the year	28,621,000	31,222,000,000	36,455,000,000	42,430,000,000
End of the year	$ 26,017,000	28,382,000,000	31,222,000,000	36,455,000,000